Fair Value Measurements - Schedule of Stock-Based Compensation Liability (Details)	Sep. 30, 2025 [1]
Valuation Date Stock Price [Member]
Schedule of Stock-Based Compensation Liability [Line Items]
Derivative liability	0.59
Volatility [Member]
Schedule of Stock-Based Compensation Liability [Line Items]
Derivative liability	102
Risk-Free Rate [Member]
Schedule of Stock-Based Compensation Liability [Line Items]
Derivative liability	4.08
Credit Risk Adjusted Rate [Member]
Schedule of Stock-Based Compensation Liability [Line Items]
Derivative liability	13.9
Time period (years) [Member]
Schedule of Stock-Based Compensation Liability [Line Items]
Derivative liability

[1]	The valuation was based on a Monte Carlo simulation analysis of 100,000 iterations.